UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       09/30/05

Check here if Amendment [  ] ; Amendment Number:  ___
This Amendment (Check only one.):   [  ]  is a restatement
                                    [  ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976

Form 13F File Number:      28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:

Michael E. Leonetti  Buffalo Grove, IL    ??/??/05

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               --------

Form 13F Information Table Entry Total:              48
                                               --------

Form 13F Information Table Value Total:        $136,517
                                               --------
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          FORM 13F INFORMATION TABLE

                                                        VALUE       SHARES/   SH/  PUT/  INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (X$1000)     PRN AMT   PRN  CALL  DSCRETN MANAGERS   SOLE    SHARED   NONE
---------------------------- -------------- --------- -----------   --------  ---  ----  ------- -------- --------  ------   ----
---------------------------------------------------------------------------------------------------------------------------------
Aetna Inc                      COM            00817y108     336       3900     SH          Sole                               3900
AmerUs Group                   COM            03072m108    1027      17900     SH          Sole                              17900
American Healthways            COM            02649v104     865      20400     SH          Sole                              20400
Apache Corp                    COM            037411105     226       3000     SH          Sole             3000
Apple Computer Inc             COM            037833100     429       8000     SH          Sole             8000
Bank Of America Corp           COM            060505104     505      12000     SH          Sole            12000
Barclays PLC                   ADR            06738e204     326       8000     SH          Sole             8000
Briggs & Stratton Corp         COM            109043109     242       7000     SH          Sole             7000
CSG Systems Int'l              COM            126349109     217      10000     SH          Sole            10000
CVS Corp Com                   COM            126650100    3647     125700     SH          Sole            15000            110700
Campbell Soup Co               COM            134429109     735      24700     SH          Sole                              24700
Caremark RX Inc                COM            141705103    1688      33800     SH          Sole                              33800
Central European Dist          COM            153435102    2091      49100     SH          Sole             6000             43100
Conagra Foods Inc              COM            205887102    3130     126450     SH          Sole                             126450
Dean Foods Co                  COM            242370104    7366     189542     SH          Sole            15000            174542
Eaton Corp                     COM            278058102     508       8000     SH          Sole             8000
ExxonMobil Corp                COM            30231G102    1264      19900     SH          Sole                              19900
Fisher Scientific Intl         COM NEW        338032204    2587      41700     SH          Sole             6000             35700
Freescale Semiconductor        COM CL A       35687m107    3083     131700     SH          Sole            10000            121700
Fresh Del Monte Produce        ORD            G36738105    1486      54600     SH          Sole                              54600
General Dynamics Corp          COM            369550108    8823      73800     SH          Sole                              73800
Google Inc                     COM            38259p508     316       1000     SH          Sole             1000
Hilton Hotels Corp             COM            432848109    1114      49900     SH          Sole                              49900
Liberty Global Inc Cl A        COM SER A      530555101     951      35113     SH          Sole                              35113
Liberty Global Inc Cl C        COM SER C      530555309     904      35113     SH          Sole                              35113
Medco Health Solutions, Inc    COM            58405U102    1656      30200     SH          Sole                              30200
Mesabi Trust                   CTF BEN INT    590672101     206      10600     SH          Sole                              10600
Midcap Spdr Tr Unit Ser 1      UNIT SER 1     595635103    6481      49500     SH          Sole                              49500
Nasdaq 100 Tr Unit             UNIT SER 1     631100104    7190     182200     SH          Sole            10000            172200
Nash Finch Co                  COM            631158102     814      19300     SH          Sole                              19300
Nvidia Corp                    COM            67066g104     274       8000     SH          Sole             8000
Progress Software Corp         COM            743312100     670      21100     SH          Sole             5000             16100
Semiconductor Holders Tr Dep R DEP RCPT       816636203    6147     166400     SH          Sole            10000            156400
Spdr Tr Unit Ser 1             UNIT SER 1     78462F103   11673      94875     SH          Sole                              94875
Stericycle Inc                 COM            858912108    3852      67400     SH          Sole                              67400
Sunrise Senior Living, Inc     COM            86768K106    3931      58900     SH          Sole            12000             46900
Target Corporation             COM            87612e106     415       8000     SH          Sole             8000
TreeHouse Foods Inc            COM            89469a104    2602      96818     SH          Sole             3000             93818
USANA Health Sciences          COM            90328m107     239       5000     SH          Sole             5000
United Technologies            COM            913017109    8652     166900     SH          Sole             8000            158900
Unitedhealth Group             COM            91324p102    4758      84658     SH          Sole            15000             69658
ValueClick Inc                 COM            92046n102     205      12000     SH          Sole            12000
VimpelComm                     SPONSORED ADR  68370r109    1338      30100     SH          Sole                              30100
Waste Connections Inc          COM            941053100    4660     132850     SH          Sole                             132850
iShares Dividend Index Fund    DJ SEL DIV INX 464287168    4123      66200     SH          Sole                              66200
iShares Russell 2000 Indx Fd   RUSSELL 2000   464287655   11764     177200     SH          Sole                             177200
iShares Tr MSCI EAFE Index Fd  MSCI EAFE IDX  464287465    4201      72300     SH          Sole                              72300
iShares Tr MSCI Emerging Mkts  MSCI EMERG MKT 464287234    6799      80100     SH          Sole                              80100
REPORT SUMMARY                          48 DATA RECORDS  136517                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
